Accounts Receivable - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Customers credit term	180 days
Current derivative financial assets	¥ 3,913	¥ 1,411